Financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	156,369,105	580,989,751	79,595,270
Financial investments	5,313,961,988	4,408,605,503	603,976,478
Prepaid expenses and other current assets, net	466,272,257	656,666,733	89,962,974
Long-term investments	527,245,707	667,927,748	91,505,726
Other non-current assets	1,560,057,412	3,019,189,760	413,627,301
Total assets	8,023,906,469	9,333,379,495	1,278,667,749
Liabilities:
Accrued expenses and other current liabilities	4,406,921,935	5,232,335,603	716,827,039
Long-term borrowings	1,014,200,000	1,501,000,000	205,636,157
Other non-current liabilities	1,258,733	2,143,675	293,682
Total liabilities	5,422,380,668	6,735,479,278	922,756,878

	Year ended
	December 31,	Year ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	44,758,566
Net income	193,845,592	120,087,725	16,451,951

Summary of investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Opening balance	60,940,250	80,861,876	11,078,032
Contribution	18,747,966	18,132,017	2,484,076
Exchange differences	1,173,660	1,445,451	198,026
Ending Balance	80,861,876	100,439,344	13,760,134

Summary of investments in VC funds in the form of partnership measured at fair value

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Opening balance	10,713,953	17,227,629	2,360,175
Switch in	13,968,313	374,471	51,302
Switch out	(14,342,134)	—	—
Fair value adjustment	6,497,518	17,133,677	2,347,304
Exchange differences	389,979	488,438	66,916
Ending Balance	17,227,629	35,224,215	4,825,697

Schedule of available-for-sale securities reconciliation

	Fair value		Unrealized gains	Total	Fair value	Amortized cost
	As of December 31,	Additions	(losses) accumulated in	realized	As of December 31,	As of December 31,
	2022	during the year	other comprehensive income	gains	2023	2023
	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	55,401,446	(62,795)	842,431	56,181,082	56,243,877
Wealth management products with no fixed term	—	350,000,000	537,587	—	350,537,587	350,000,000
Total	—	405,401,446	474,792	842,431	406,718,669	406,243,877

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Subtraction	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	56,181,082	—	(56,243,877)	—	62,795	—	—	—
Wealth management products with no fixed term	350,537,587	—	(326,818,365)	485,868	6,818,365	—	31,023,455	30,000,000
Fund linked note	—	125,500,826	(15,934,002)	—	1,033,826	1,085,278	111,685,928	111,685,928
Total	406,718,669	125,500,826	(398,996,244)	485,868	7,914,986	1,085,278	142,709,383	141,685,928

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Subtraction	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	US$	US$	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	7,696,777	—	(7,705,380)	—	8,603	—	—	—
Wealth management products with no fixed term	48,023,453	—	(44,773,932)	66,564	934,112	—	4,250,197	4,109,983
Fund linked note	—	17,193,543	(2,182,950)	—	141,634	148,682	15,300,909	15,300,909
Total	55,720,230	17,193,543	(54,662,262)	66,564	1,084,349	148,682	19,551,106	19,410,892

Schedule Of Trading Debt Securities Reconciliation

	Fair value					Fair value
	As of December 31,	Additions	Subtraction	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	—	97,916,010	(10,417,600)	179,600	1,072,649	88,750,659

	Fair value					Fair value
	As of December 31,	Additions	Subtraction	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	During the year	2024
	US$	US$	US$	US$	US$	US$
Wealth management products with no fixed term	—	13,414,438	(1,427,205)	24,605	146,952	12,158,790

VC funds
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

		As of
		December 31,	As of December 31,
	Ownership	2023	2024	2024
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	78,586,955	114,164,666	15,640,495
Investment in IOSG Fund II LP	3.00%	24,803,120	27,176,853	3,723,214
Total		103,390,075	141,341,519	19,363,709

	As of September 30,	As of September 30,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	207,486,569	26,095,749	3,575,103
Investments	1,956,499,315	3,107,977,290	425,791,143
Other current or non-current assets	4,315,717	11,686,260	1,601,011
Total assets	2,168,301,601	3,145,759,299	430,967,257
Liabilities:
Payable and accruals	2,001,575	12,085,677	1,655,731
Total liabilities	2,001,575	12,085,677	1,655,731

	Nine months ended
	September 30,	Nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Net investment loss	(24,856,047)	(22,646,794)	(3,102,598)
Net realized gain on investments	14,582,478	126,355,211	17,310,593
Net unrealized (loss) gain on investments	(50,420,352)	203,174,322	27,834,768
Net (loss) income	(40,043,826)	316,374,217	43,343,090